Interest in joint venture - Schedule of movement in interest in joint venture (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Beginning balance	$ 47,908
Ending balance	47,381
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	47,908
Share of results in joint venture	(527)
Ending balance	$ 47,381